Summary of Significant Accounting Policies	12 Months Ended
Aug. 31, 2021
Summary of Significant Accounting Policies

3.  Summary of Significant Accounting Policies

3.1 Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its controlled subsidiaries: Tanzania American International Development Corporation 2000 Limited (“Tanzam”), Tancan Mining Co. Limited (“Tancan”), and Buckreef Gold Company Ltd. (“Buckreef Gold”). Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

The consolidated financial statements of the Company set out the assets, liabilities, expenses, and cash flows of the Company and its subsidiaries, namely:

		Ownership interest as at August 31,
	Country of incorporation	2021	2020
Tanzam	Tanzania	100%	100%
Tancan	Tanzania	100%	100%
Buckreef Gold	Tanzania	55%	55%

All inter-company transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Total comprehensive income within a subsidiary is attributed to the non-controlling interest even if it results in a negative balance.

3.2 Mineral properties and deferred exploration

All direct costs related to the acquisition and exploration and development of specific properties are capitalized as incurred. Any cost incurred prior to obtaining the legal right to explore a mineral property are expensed as incurred. Field overhead costs directly related to exploration are capitalized and allocated to mineral properties explored. All other overhead and administration costs are expensed as incurred. If a property is abandoned, sold or impaired, an appropriate charge will be made to the statement of comprehensive loss at the date of such impairment. Discretionary option payments arising on the acquisition of mining properties are only recognized when paid. Amounts received from other parties to earn an interest in the Company's mining properties are applied as a reduction of the mining property and deferred exploration and development costs until all capitalized costs are recovered at which time additional reimbursements are recorded in the consolidated statement of comprehensive loss, except for administrative reimbursements which are credited to operations.

As the Company is in the exploration stage, it has no significant ongoing sources of revenue. Incidental revenue is generated from the sale of gold bars. In accordance with IFRS 15, the Company recognizes revenue when the gold is shipped to the customer. Delivery of the gold is considered to be the only performance obligation and revenue is measured based on the consideration specified in the contract with the customer. Gold sales generated from bulk sampling activities are treated as a cost recovery against exploration expenses. The Company reviews the carrying value of a mineral property when events or changes in circumstances indicate that the carrying value may not be recoverable.

Examples of such events or changes in circumstances are as follows:

•	the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•	exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

•	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

If the carrying value exceeds the fair value, the property will be written down to fair value with a provision charged against operations in the year of impairment. An impairment is also recorded when management determines that it will discontinue exploration or development on a mineral property or when exploration rights or permits expire.

Ownership in mineral properties involves certain risks due to the difficulties in determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyance history characteristic of many mineral interests.

Once an economically viable reserve has been determined for a property and a decision has been made to proceed with development has been approved, acquisition, exploration and development costs previously capitalized to the mineral property are first tested for impairment and then classified as property, plant and equipment under construction. These costs will be amortized against the income generated from the mineral property.

3.3 Property, plant and equipment

Property, plant and equipment (“PPE”) are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at the following rates calculated to write off the cost of PPE, less their estimated residual value, using the straight-line methods over its estimated remaining useful life, or the remaining life of the mine if shorter:

	Straight-line (years to depreciate)
Machinery and equipment	5	to	8
Automotive		5
Computer equipment		3
Leasehold improvements		5
Processing plant		8

An item of PPE is derecognized upon disposal, when held for sale or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of comprehensive loss.

Assets under construction are capitalized as construction-in-progress. The cost of construction-in-progress comprises of its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. Construction-in-progress assets are not depreciated until it is completed and available for use.

The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for PPE and any changes arising from the assessment are applied by the Company prospectively.

Where an item of plant and equipment comprises major components with different useful lives, the components are accounted for as separate items of plant and equipment. Expenditures incurred to replace a component of an item of property, plant and equipment that is accounted for separately, the major inspection and overhaul expenditures of replacement of such a component are capitalized.

3.4 Decommissioning, restoration and similar liabilities (“Asset retirement obligation” or “ARO”)

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of mineral properties and PPE, when those obligations result from the acquisition, construction, development or normal operation of the Company’s assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement obligation is added to the carrying amount of the related asset and the cost is amortized as an expense over the economic life of the asset using the declining balance method. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the current market-based discount rate, and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

3.5 Share based payments

Share based payment transactions

Employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment.

Equity settled transactions

The costs of equity settled transactions with employees are measured by reference to the fair value at the date on which they are granted.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative expense which is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in share-based payment reserve.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

The effect of outstanding options is considered in the computation of earnings per share, if dilutive.

3.6 Taxation

Income tax expense represents the sum of current tax and deferred tax.

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the date of the statement of financial position.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences at the date of the statement of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

•	where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

•	where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the date of the statement of financial position and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the date of the statement of financial position and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the date of the statement of financial position.

Deferred income tax relating to items recognized directly in equity is recognized in equity.

Deferred income tax assets and liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Sales tax

Expenses and assets are recognized net of the amount of sales tax, except:

•	when the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable; or

•	when receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

3.7 Loss per share

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding restricted stock units, share purchase warrants, convertible debt, and stock options, in the weighted average number of common shares outstanding during the year, if dilutive. Because the Company incurred net losses, the effect of the dilutive instruments would be anti-dilutive and therefore diluted loss per share equals basic loss per share.

3.8 Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through profit or loss (“FVTPL”), amortized cost, or fair value through other comprehensive income (“FVOCI”). The Company determines the classification of its financial assets at initial recognition.

•	FVTPL

Financial assets are classified at FVTPL if they do not meet the criteria to be classified at amortized cost or fair value through OCI. Gains or losses on these items are recognized in net earnings or loss.

•	Amortized cost

Financial assets are classified at amortized cost if both of the following criteria are met and the financial assets are not designated as at FVTPL: 1) the object of the Company’s business model for these financial assets is to collect their contractual cash flows and 2) the asset’s contractual cash flows represent “solely payments of principal and interest”. The Company’s other receivables are recorded at amortized cost as they meet the required criteria. A provision is recorded when the estimated recoverable amount of the financial asset is lower than the carrying amount. At each statement of financial position date, the Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. When sold or impaired, any accumulated fair value adjustments previously recognized are included in profit or loss.

•	FVOCI

For equity securities that are not held for trading, the Company can make an irrevocable election at initial recognition to classify the instruments at FVOCI, with all subsequent changes in fair value being recognized in other comprehensive income (“OCI”). This election is available for each separate investment. Under this new FVOCI category, fair value changes are recognized in OCI while dividends are recognized in profit or loss. On disposal of the investment, the cumulative fair value change remains in OCI and is not recycled to net earnings or loss.

•	Reclassifications

Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Company changes its business model for managing financial assets.

Derivative warrant liabilities

Foreign currency denominated warrants (not including compensation warrants), are considered a derivative as they are not indexed solely to the entity’s own stock. During the year ended August 31, 2020, the foreign currency denominated warrants were exercised in full.

During the year ended August 31, 2021 the Company issued convertible debentures with detachable warrants for the Company’s common shares. The warrants are classified as a derivative financial liability as they are potentially exercisable in cash or on a cashless basis resulting in a variable number of shares being issued. The warrants are initially recognized at fair value and subsequently measured at fair value with changes recognized through profit or loss.

The Company uses the Black-Scholes pricing model to estimate fair value at each exercise and period end date.

Agent warrants and warrants

Warrants issued to agents in connection with an equity financing are recorded at fair value and charged to share issue costs associated with the offering with an offsetting credit to warrants reserve in shareholders’ equity.

Warrants included in units offered to subscribers in connection with financings are valued using the residual value method whereby proceeds are first allocated to the fair value of the shares and the excess if any, allocated to the warrants.

Financial liabilities

Trade, other payables and accrued liabilities, gold and convertible loans payable, and lease payable are accounted for at amortized cost.

During the year ended August 31, 2021, the Company issued convertible debentures containing embedded derivatives that are not closely related to the host. The Company elected to measure the convertible debentures at FVTPL.

For financial liabilities designated at FVTPL, any impact on fair value due to changes in credit risk are presented in OCI. During the year, there was no impact on fair value due to changes in credit risk.

Transaction costs associated with financial instruments, carried at FVTPL, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability.

Impairment of non-financial assets

At the date of the statement of financial position, the Company reviews the carrying amounts of its property, plant and equipment to determine whether there is an indication that those assets may be impaired. If any, the recoverable amount of the asset is estimated in order to determine the extent of the impairment. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of the asset (or cash-generating unit) is estimated to be less than the carrying amount, the carrying amount is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statement of comprehensive loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are considered to be related if they are subject to common control or are controlled by parties that have significant influence over the entity. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount, being the amount agreed by the parties to the transaction.

Foreign currency transactions

Functional and presentation currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company and each of its subsidiaries is the US dollar. The presentation currency of the Company is the US dollar.

Transactions and balances

Foreign currency transactions are recorded at the rate of exchange existing on the transaction date. Foreign currency monetary assets and liabilities are translated at the rate of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognised in profit or loss.

Non-monetary items measured at historical cost continued to be carried at the exchange rates at the dates of the transactions. Non-monetary items measured at fair value are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of is treated in line with the recognition of the gain or loss on the change in fair value of such an item.

Group companies

The results and financial position of all the consolidated entities are translated in to the presentation currency as follows:

•	assets and liabilities for each statement of financial position presented are translated at the exchange rate on the date of the statement of financial position,
•	income and expenses for each statement of comprehensive loss are translated at the average exchange rate in effect during the reporting period; and
•	all resulting exchange differences are recognized in accumulated other comprehensive income.

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make judgements and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates its judgements and estimates in relation to assets, liabilities, revenue and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgements and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions. The most significant estimates relate to the appropriate depreciation rate for property, plant and equipment, the valuation of warrant liability, the recoverability of other receivables, the valuation of deferred income tax amounts, the impairment on mineral properties and deferred exploration and property, plant and equipment and the calculation of share-based payments. The most significant judgements relate to the recognition of deferred tax assets and liabilities and asset retirement obligations, the determination of the economic viability of a project or mineral property, the date of commencement of commercial production, and the determination of functional currencies.

Inventory

Stockpiled ore and consumables are measured at the lower of cost or net realizable value. Net realizable value is the estimated future sales price of a product the Company expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale. Where the time value of money is material, these future prices and costs to complete are discounted. Any provision for obsolescence is determined by reference to specific products. A regular review is undertaken to determine the extent of any provision for obsolescence.

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.